Stock-Based Compensation	12 Months Ended
Jan. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
Stock-based compensation expense associated with awards made by CTI and its subsidiaries is included in the Company’s consolidated statements of operations as follows:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands)
Stock options:
Product costs	$124	$745	$543
Service costs	292	2,543	3,099
Research and development, net	464	4,195	4,505
Selling, general and administrative	2,376	13,783	12,248
	3,256	21,266	20,395
Restricted/Deferred stock awards:
Product costs	760	850	759
Service costs	2,132	2,069	1,444
Research and development, net	2,596	2,886	3,455
Selling, general and administrative	24,207	26,544	25,582
	29,695	32,349	31,240
Total	$32,951	$53,615	$51,635

Stock-based compensation expense associated with awards granted by CTI and options granted by Starhome to Comverse's and Starhome's employees are included in discontinued operations and therefore not presented in the table above. For the fiscal years ended January 31, 2012, 2011 and 2010, such stock-based compensation expense was $4.1 million, $3.8 million and $6.0 million, respectively.
Consolidated stock-based compensation expense consists of expense recognized for awards related to separate CTI and Verint stock incentive plans. The following table presents the Company’s stock-based compensation expense included in the consolidated statements of operations based on the underlying subsidiary's plans for the fiscal years ended January 31, 2012, 2011 and 2010:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands)
Stock options:
CTI (1)	$302	$16	$2,610
Verint (2)	3,256	21,237	20,320
Starhome	376	1,161	1,474
	3,934	22,414	24,404
Restricted/Deferred stock awards:
CTI (1)	8,444	9,402	9,344
Verint (2)	24,655	25,582	23,917
	33,099	34,984	33,261
Total	$37,033	$57,398	$57,665

(1)
Stock options to purchase CTI’s common stock, deferred stock unit awards and restricted stock unit awards were awarded to employees and directors of CTI’s subsidiaries, including employees of Verint, Comverse and Starhome. Accordingly, the related stock-based compensation expense has been recognized in the respective subsidiary statements of operations.

(2)
Verint’s stock-based compensation expense consists of stock options to purchase Verint common stock, Verint phantom stock units, Verint stock bonus program and Verint restricted stock awards and restricted stock units.

Net excess tax benefits resulting from Verint's stock incentive plans were $0.7 million for the fiscal year ended January 31, 2012. No excess tax benefits were recognized by Verint for the fiscal years ended January 31, 2011 and 2010.
The following is a discussion of the material stock-based compensation plans of the Company.
CTI Plans
Overview of CTI’s Stock Incentive Plans
CTI granted stock options, deferred stock unit (“DSUs”) awards and restricted stock unit ("RSUs") awards under its various stock incentive plans during the fiscal years ended January 31, 2012, 2011 and 2010. The plans generally permit the issuance of incentive and non-qualified stock options, DSU awards, RSU awards, restricted stock and stock appreciation rights (“SARs”) to employees, officers and directors of CTI and its subsidiaries and terminate in ten years. Termination of a plan does not affect awards outstanding under such plan. These plans generally provide that unexercised options expire within 90 days of termination of service from the Company. Under CTI's 2011 Stock Incentive Compensation plan (or the 2011 plan) stock options may be granted with an exercise price of not less than the fair market value of the underlying shares. Under CTI's other plans (i) stock options which are designated as “incentive stock options” may be granted with an exercise price of not less than the fair market value of the underlying shares on the date of grant and are subject to certain limitations specified in Section 422 of the Internal Revenue Code and (ii) stock options that are not intended to qualify as incentive stock options may be granted at a price below fair market value. The stock options and the underlying shares are subject to adjustment in accordance with the terms of the plans in the event of stock dividends, recapitalizations and similar transactions. Stock options, DSUs and RSUs generally vest over a three or four-year period from the date of grant with the right to exercise up to a maximum term of ten years for all stock options granted. The stock-based compensation expense is recognized on a straight-line basis over the life of vesting period, reduced by estimated forfeitures. Upon exercise of stock options, issuance of restricted stock and issuance in settlement of DSU and RSU awards, or issuance of shares under the stock incentive plans, CTI issues authorized but unissued common stock.
1996 Stock Option Plan
CTI’s 1996 Stock Option Plan provided that stock options that qualify as incentive stock options under Section 422A of the Internal Revenue Code may be granted to key employees and non-qualifying options may be granted to other employees, independent contractors or directors of the Company. The plan authorized up to 3 million shares of CTI’s common stock to be granted. The plan provided that for qualified awards the exercise price was based on fair value of CTI’s common stock at the date of the grant, except for the individuals who hold 10% or more interest in CTI, for whom the exercise price should not be less than 110% of the share price. The plan also provided that for non-qualified awards, the exercise price was not to be lower than $0.10 per share. Due to the lapse of ten years from the date of approval, no awards may be granted by CTI under the plan.
Boston Technology, Inc. 1996 Stock Option Plan
The plan authorized the granting of awards in the form of stock options, both qualified and non-qualified, CTI’s common stock in the form of DSUs, restricted and unrestricted stock awards and SARs. The plan authorized up to 5.85 million shares or options to purchase shares of CTI’s common stock to be granted. The plan provided that for qualified stock option awards, the exercise price be based on the fair value of CTI’s common stock at the date of the grant, except for the individuals who hold more than a 10% interest in CTI, for whom the exercise price should not be less than 110% of the share price. Due to the lapse of ten years from the date of approval, no awards may be granted by CTI under the plan.
1997 and 1999 Stock Incentive Compensation Plans
CTI’s 1997 and 1999 Stock Incentive Compensation Plans, authorized the granting of awards in the form of stock options, both qualified and non-qualified, as well as CTI’s common stock in the form of DSU and restricted stock awards. Additionally, the plan provided that SARs may be issued to any officer or other key employee of the Company. The plans authorized up to 7.5 million and 7.0 million shares or options, respectively, to purchase shares of CTI’s common stock to be granted. The plans provided that for qualified awards the exercise price be based on the fair value of CTI’s common stock at the date of the grant, except for the individuals who hold 10% or more interest in CTI, for whom the exercise price should not be less than 110% of the share price. The plans also provided that the exercise price for the non-qualified awards in the form of stock options may be less than the fair market value of CTI’s common stock at the date of the grant as determined by the compensation committee. Due to the lapse of ten years from the dates of approval, no awards may be granted by CTI under these plans.
2000, 2001, 2004 and 2005 Stock Incentive Compensation Plans
CTI’s 2000 and 2001 Stock Incentive Compensation Plan authorized, and the 2004 and 2005 Stock Incentive Compensation Plans authorize the granting of awards in the form of stock options, both qualified and non-qualified, as well as CTI’s common stock in the form of DSUs and restricted stock awards. Additionally, under the plans, SARs may be issued to any officer or other key employee of the Company. The 2000 and 2001 plans authorized up to 9.0 million and 9.7 million and the 2004 and 2005 plans authorize up to 2.5 million and 6.0 million shares or options to purchase shares of CTI’s common stock to be granted, respectively. The plans have a maximum term of ten years. The 2000 and 2001 plans terminated in September 2010 and June 2011, respectively, and, as such, no additional awards may be granted by CTI under such plans. The 2004 and 2005 plans are scheduled to terminate in June 2014 and 2015, respectively. The plans provide that for qualified awards the exercise price be based on the fair value of CTI’s common stock at the date of the grant, except for the individuals who hold a 10% or more interest in CTI, for whom the exercise price should not be less than 110% of the share price. The plans also provide that the exercise price for the non-qualified awards in the form of stock options may be less than the fair market value of CTI’s common stock at the date of the grant, as determined by the compensation committee of CTI’s Board of Directors, provided that the discount is expressly granted in lieu of a reasonable amount of salary or bonus and the discount shall not exceed 15% of the fair market value of CTI’s common stock at the date of the grant.
2011 Stock Inventive Compensation Plan
In September 2011, CTI's Board approved the 2011 plan and such plan was approved by CTI's shareholders at the annual shareholder meeting held on November 16, 2011.
The 2011 plan provides for the issuance of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, other stock-based awards and performance-based compensation awards. A total of 22,000,000 shares of CTI's common stock are reserved for issuance under the 2011 plan. The plan is scheduled to terminate in September 2021. Options will be designated as either nonqualified stock options or incentive stock options. An option granted as an incentive stock option will, to the extent it fails to qualify as an incentive stock option, be treated as a nonqualified option. The exercise price of an option, either incentive stock option or nonqualified stock options may not be less than the fair market value of underlying shares on the date of grant, except for individuals who hold a 10% or more interest in CTI, for whom the exercise price may not be less than 110% of the share price. The term of each option may not exceed ten years (or, in the case of an incentive stock option granted to a 10% shareholder, five years). The maximum number of shares with respect to which any options may be granted to any grantee in any consecutive twelve (12) month period shall be 3,000,000 shares. In addition, the maximum number of shares with respect to which any stock appreciation rights may be granted to any grantee in any consecutive twelve (12) month period shall be 3,000,000 Shares. The maximum amount of compensation under an award that is intended to constitute “qualified performance-based compensation” within the meaning of Section 162(m) of the Internal Revenue Code (“Performance-Based Compensation Awards”) (other than options and stock appreciation rights) granted to any grantee in any consecutive twelve (12) month period shall be 1,500,000 shares and the maximum amount of Performance-Based Compensation Awards granted to any grantee in any consecutive twelve (12) month period shall be $10.0 million if such Performance-Based Compensation Awards are denominated in cash rather than shares.
CTI intends to grant future equity awards solely under the 2011 plan. As of January 31, 2012, 21,909,870 shares of CTI common stock were available for issuance under such plan.
CTI's Restricted Period
As a result of the delinquency in the filing of periodic reports under the Exchange Act since April 2006, CTI had been ineligible to use its registration statements on Form S-8 for the offer and sale of equity securities, including equity securities issuable upon exercise of stock options by employees. Consequently, to ensure that it did not violate the federal securities laws, CTI prohibited the exercise of vested stock options from April 2006, until such time, as it was determined that CTI has filed all periodic reports required in a 12-month period and had an effective registration statement on Form S-8 on file with the SEC. This period is referred to as the “restricted period.” In October 2011, CTI resumed option exercises.
April 2006 Modification
During the restricted period, certain employees left the Company whose vested stock options lapsed as a result of the prohibition on exercise of the stock options during the plan-mandated post-employment exercise period. In order to accommodate these former employees, the Company extended their exercise rights with respect to their vested stock options until the later of (i) 90 days after the date of his or her termination of employment, or (ii) 30 days after the restricted period has expired. However, this accommodation did not extend any stock option’s term beyond its contractual termination date; typically ten years after the date of grant. The Company accounted for the additional time to exercise afforded to these employees as modifications of the original awards on the date the restricted period commenced. Certain individuals who received additional time to exercise were terminated employees at the time of the modification. Their modifications were accounted for using the liability method of accounting. This is referred to as the “April 2006 Modification.”
July 2006 Modification
Consistent with its commitment to employees and upon approval by its board of directors, CTI voluntarily compensated, in cash, current employees holding in-the-money options whose original 10-year terms expired during the restricted period, resulting in a modification charge. For the fiscal years ended January 31, 2012, 2011 and 2010, changes in fair value of these awards increased (decreased) the Company’s liability and compensation expense by $1.0 million, $(0.5) million and $0.2 million, respectively. CTI made de minimus cash payments for expired stock options during the fiscal years ended January 31, 2012, 2011 and 2010, respectively. This is referred to as the “July 2006 Modification.”
Liability Awards
Primarily as a result of the aforementioned decision made during the restricted period to cash settle expired CTI options held by current employees and the modification of certain CTI awards held by employees terminated before the April 2006 Modification, but who could still exercise their awards as of the April 2006 Modification, such awards were accounted for under the liability method of accounting. Under the liability method, CTI measures the award at each balance sheet date based on its estimated fair value. Compensation expense for each period thereafter is based on the change in fair value of the award. As of January 31, 2012, the Company did not have a liability related to these awards because all remaining obligations expired during the fourth quarter of the fiscal year ended January 31, 2012. As of January 31, 2011, the Company had a liability related to these awards of $0.3 million. Related stock-based compensation expense for the fiscal years ended January 31, 2012, 2011 and 2010, includes (credits) expense of $1.0 million, $(0.5) million and $0.2 million, respectively.
Restricted Awards and Stock Options
CTI grants restricted stock, DSU awards and RSU awards subject to vesting provisions (collectively, “Restricted Awards”) to certain key employees and directors. For the fiscal years ended January 31, 2012, 2011 and 2010, CTI granted Restricted Awards valued at $10.6 million, $14.4 million and $7.8 million, respectively, based on the fair market value of CTI’s common stock on the date of grant. CTI’s stock-based compensation associated with Restricted Awards, net of credits for forfeitures, for the fiscal years ended January 31, 2012, 2011 and 2010 was $8.4 million, $9.4 million and $9.3 million, respectively, and was primarily included in “Selling, general and administrative” expenses in the consolidated statements of operations.
In addition to the Restricted Awards above, CTI granted DSU awards covering an aggregate 246,200 shares of common stock with vesting and delivery conditioned upon the achievement of certain performance criteria (“Performance Awards”) in the fiscal year ended January 31, 2010. These Performance Awards were valued at $1.7 million based on the fair market value of CTI’s common stock on the date of grant. However, CTI later determined that the performance criteria were unlikely to be achieved, and no stock-based compensation expense was recorded for these awards. During the fiscal quarter ended April 30, 2010, it was determined that the performance criteria were not achieved and, accordingly, the Performance Awards were forfeited.
As of January 31, 2012, 2,705,842 stock options to purchase CTI’s common stock and 1,917,010 restricted awards were outstanding and 24,207,542 shares were available for future grant under CTI’s Stock Incentive Compensation Plans. The following table summarizes exercisable options and vested Restricted Awards:

	Stock Options Exercisable			Restricted Awards Vested
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Shares/ Units	Weighted Average Grant Date Fair Value
January 31, 2012	2,573,508	$18.37	3.2	1,240,481	$8.07
January 31, 2011	10,738,923	$17.42	3.2	740,381	$11.83
January 31, 2010	12,004,593	$18.25	3.7	594,361	$14.77

The following table presents the combined activity of all the CTI stock incentive plans for the fiscal years ended January 31, 2012, 2011 and 2010:

		Outstanding Options		Nonvested Restricted/Deferred Stock
	Shares Available for Grant	Shares (1)	Weighted Average Exercise Price	Shares	Weighted Average Grant Date Fair Value
Balance, January 31, 2009	9,961,202	12,898,673	$18.12	1,364,447	$15.81
Plan shares expired	(1,828,505)	—	—	—	—
Options granted	(903,300)	903,300	7.12	—	—
Options expired	—	(864,541)	16.06	—	—
Options forfeited	85,339	(85,339)	13.07	—	—
Deferred shares granted	(1,366,200)	—	—	1,366,200	6.92
Restricted/deferred shares vested (2)	—	—	—	(594,361)	14.77
Restricted/deferred shares forfeited	301,829	—	—	(301,829)	12.83
Balance, January 31, 2010	6,250,365	12,852,093	17.52	1,834,457	10.01
Plan shares expired	(1,300,937)	—	—	—	—
Options granted	—	—	—	—	—
Options expired	—	(1,378,687)	22.24	—	—
Options cancelled (3)	143,500	(143,500)	22.11	—	—
Options forfeited	191,915	(191,915)	7.16	—	—
Deferred shares granted	(1,700,771)	—	—	1,700,771	8.47
Restricted/deferred shares vested (2)	—	—	—	(740,381)	11.83
Restricted/deferred shares forfeited	642,030	—	—	(642,030)	8.46
Balance, January 31, 2011	4,226,102	11,137,991	17.05	2,152,817	8.63
2011 stock incentive compensation plan	22,000,000	—	—	—	—
Plan shares expired	(2,239,733)	—	—	—	—
Options granted	—	—	—	—	—
Options expired	1,121,440	(7,950,442)	17.46	—	—
Options cancelled	—	—	—	—	—
Options forfeited	104,407	(104,407)	8.00	—	—
Options exercised	—	(377,300)	5.60	—	—
Deferred shares granted	(1,450,246)	—	—	1,450,246	7.32
Restricted/deferred shares vested (2)	—	—	—	(1,240,481)	8.07
Restricted/deferred shares forfeited	445,572	—	—	(445,572)	8.01
Balance, January 31, 2012 (4)(5)	24,207,542	2,705,842	$17.81	1,917,010	$7.54

(1)	The fair value of vested stock options was $0.4 million, $0.6 million and $2.3 million during the fiscal years ended January 31, 2012, 2011 and 2010, respectively.

(2)	The total fair value of vested Restricted Awards during the fiscal years ended January 31, 2012, 2011 and 2010 was $10.0 million, $8.8 million and $8.8 million, respectively.

(3)
As part of settlement agreements of the consolidated shareholder derivative action and another separate litigation matter, 143,500 vested stock options held by former directors and a former employee were canceled in June 2010.

(4)
The outstanding stock options as of January 31, 2012 include 135,334 nonvested stock options with a weighted-average grant date fair value of $2.34, an expected term of 4 years and a total fair value of $0.3 million. The unrecognized compensation expense related to the remaining nonvested stock options was $0.1 million which is expected to be recognized over a weighted-average period of 0.33 years. The cash received from the exercise of CTI stock options was $2.1 million during the fiscal year ended January 31, 2012.

(5)	As of January 31, 2012, the unrecognized compensation expense related to nonvested Restricted Awards was $9.6 million which is expected to be recognized over a weighted-average period of 1.75 years.
The following table summarizes information about CTI’s stock options for the fiscal year ended January 31, 2012:

	Fiscal Year Ended January 31, 2012
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$00.01 - $05.60	164,163	1.88	$5.60	164,163	$5.60	1.88
$05.61 - $10.52	530,491	5.74	$7.30	398,157	$7.39	5.21
$10.53 - $20.62	526,614	1.92	$16.70	526,614	$16.70	1.92
$20.63 - $23.69	674,239	2.86	$22.40	674,239	$22.40	2.86
$23.70 - $46.50	810,335	3.69	$24.08	810,335	$24.08	3.69
	2,705,842			2,573,508

As of January 31, 2012, the aggregate intrinsic value was $0.1 million for both outstanding and exercisable stock options.
Fair Value Assumptions
CTI estimated the fair value of stock options on the date of grant or modification utilizing the Black-Scholes option valuation model. Assumptions for all grants and significant modifications are detailed below.
The fair value assumptions for the July 2006 Modification for the period July 2006 through January 31, 2012 were as follows:

	Minimum	Maximum
Risk-Free Rate	0.15%	5.18%
Volatility	25.64%	67.3%
Expected Term (years)	0.03	4.39
Market Value	$6.32	$22.68
The fair value assumptions for stock options granted during the fiscal year ended January 31, 2010 which had a weighted-average grant date fair value of $2.34 were as follows:

Risk-Free Rate	1.98%
Volatility	38.77%
Expected Term (years)	3.99
Market Value	$7.12

During the fiscal year ended January 31, 2012, CTI granted DSU and RSU awards covering an aggregate of 1,450,246 shares of CTI's common stock to directors and certain executive officers and key employees.
CTI based the risk-free interest rate on the implied yields on U.S. Treasury zero-coupon issues with an equivalent remaining term at the time of grant.
The expected term in years represents the period of time that the awards granted are expected to be outstanding based on historical exercise patterns. The assumption for dividend yield is zero because CTI has not historically paid dividends nor does it expect to do so in the foreseeable future.
Verint Plans
Overview of Verint’s Stock Incentive Plans
Verint, a consolidated subsidiary of CTI, whose common stock is publicly-traded, granted stock options and restricted stock under its various stock incentive plans. On August 4, 2011, Verint assumed a stock plan in connection with the acquisition of Vovici, which plan will continue in effect through July 2020.
The plans generally permit the issuance of awards of deferred stock, Restricted Stock Awards (“RSAs”) and Restricted Stock Units (“RSUs”), incentive and non-qualified stock options, performance awards, performance compensation awards or other awards and SARs to employees and directors of Verint and its subsidiaries and affiliates. Awards granted under the plans are generally subject to multi-year vesting periods and generally expire 10 years or less after the date of grant. Verint recognizes compensation expense for awards on a straight-line basis over the life of the vesting period, reduced by estimated forfeitures. Upon exercise of stock options, issuance of restricted stock, or issuance of shares under the plans, Verint will generally issue new shares of Verint Systems’ common stock, but occasionally may issue treasury shares.
As of January 31, 2012, 2,564,312 stock options to purchase shares of Verint Systems’ common stock were outstanding and 2,110,090 shares were available for future grants under Verint’s stock incentive plans.
Restricted Awards
Verint grants stock awards under its plans in the form of RSAs and RSUs. The fair value of these awards is equivalent to the market values of Verint Systems’ common stock on the grant date. The principal difference between these instruments is that RSUs are not shares of Verint Systems’ common stock and do not have any of the rights or privileges thereof, including voting or dividend rights. On the applicable vesting date, the holder of an RSU becomes entitled to a share of Verint Systems’ common stock. Both RSAs and RSUs are subject to certain restrictions and forfeiture provisions prior to vesting.
The unrecognized compensation expense related to unvested RSUs expected to vest as of January 31, 2012 was approximately $20.2 million with remaining weighted average vesting periods of approximately 1.3 years, over which such expense is expected to be recognized. The total fair value of restricted stock awards and units vested during the fiscal years ended January 31, 2012, 2011 and 2010 is $21.0 million, $43.5 million and $3.5 million, respectively.
The following table summarizes Verint’s exercisable options and vested restricted awards:

	Stock Options Exercisable			Restricted Awards Vested
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Shares/Units	Weighted Average Grant Date Fair Value
January 31, 2012	1,082,660	$31.03	2.6	1,336,221	$15.72
January 31, 2011	1,764,380	27.33	2.7	2,502,960	17.39
January 31, 2010	4,498,900	23.24	2.2	115,560	29.93

The following table presents the combined activity of certain of the Verint stock incentive plans for the fiscal years ended January 31, 2012, 2011 and 2010:

		Outstanding Options		Nonvested Restricted Awards
	Shares Available for Grant	Shares (5)	Weighted Average Exercise Price	Shares	Weighted Average Grant Date Fair Value
Balance, January 31, 2009	4,372,927	5,225,246	$22.36	1,830,966	$24.48
Options expired	464,025	(464,025)	14.23	—	—
Options forfeited	30,102	(30,102)	21.69	—	—
Restricted awards granted	(492,167)	—	—	492,167	4.43
Restricted awards vested (1)	—	—	—	(115,560)	29.93
Restricted awards forfeited	86,663	—	—	(86,663)	24.03
Plan shares expired	(3,985,663)	—	—	—	—
Balance, January 31, 2010	475,887	4,731,119	23.16	2,120,910	19.57
Additional shares authorized	4,000,000	—	—	—	—
Options expired	796,417	(796,417)	25.56	—	—
Options forfeited	3,268	(3,268)	23.94	—	—
Options exercised	—	(2,164,503)	18.88	—	—
Restricted awards granted	(2,393,828)	—	—	2,393,828	15.90
Restricted awards vested (1)	—	—	—	(2,502,960)	17.39
Restricted awards forfeited	75,505	—	—	(75,505)	13.23
Plan shares expired	(309,798)	—	—	—	—
Balance, January 31, 2011	2,647,451	1,766,931	27.33	1,936,273	18.09
Additional shares authorized	317,350	—	—	—	—
Options granted (2)	(42,155)	42,155	9.28	—	—
Options expired	72,074	(72,074)	28.07	—	—
Options forfeited	—	—	—	—	—
Options exercised	—	(622,669)	20.51	—	—
Restricted awards granted	(901,885)	—	—	901,885	34.84
Restricted awards vested (1)	—	—	—	(1,336,221)	15.72
Restricted awards forfeited	51,968	—	—	(51,968)	28.85
Plan shares expired	(34,713)	—	—	—	—
Balance, January 31, 2012 (3)(4)	2,110,090	1,114,343	$30.40	1,449,969	$30.25

(1)	The total fair value of restricted shares vested during the fiscal years ended January 31, 2012, 2011 and 2010 was $21.0 million, $43.5 million and $3.5 million, respectively.

(2)	Consists of options to acquire shares of Verint Systems' common stock issued in exchange of certain unvested Vovici stock options in connection with the Vovici acquisition.

(3)
The outstanding stock options to purchase Verint Systems’ common stock as of January 31, 2012 include 31,683 nonvested stock options with a weighted-average grant date fair value of $23.05, an expected term of 5.43 years and a total fair value of $0.7 million. The total unrecognized compensation cost related to nonvested options was $0.6 million and is expected to be recognized over a weighted-average period of 2.8 years.

(4)	As of January 31, 2012, the unrecognized compensation expense related to nonvested RSUs was $20.2 million and is expected to be recognized over a weighted-average period of 1.3 years.

(5)
The total fair value of vested stock options to purchase Verint Systems’ common stock was $20.4 million, $30.2 million and $69.6 million during the fiscal years ended January 31, 2012, 2011 and 2010, respectively. The intrinsic value of Verint stock options exercised was $8.0 million and the cash received from the exercise of Verint stock options was $12.5 million during the fiscal year ended January 31, 2012.

The following table summarizes information about Verint’s stock options as of January 31, 2012:

	Fiscal Year Ended January 31, 2012
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$4.93 – $17.00	141,302	2.85	$13.87	110,871	$15.28	1.15
$17.98 – $23.00	138,242	1.85	22.62	136,990	22.65	1.81
$28.41 – $28.41	42,360	2.22	28.41	42,360	28.41	2.22
$28.60 – $28.60	8,061	0.08	28.60	8,061	28.60	0.08
$29.27 – $29.27	7,500	0.23	29.27	7,500	29.27	0.23
$31.78 – $31.78	18,000	2.43	31.78	18,000	31.78	3.43
$32.16 – $32.16	15,000	3.27	32.16	15,000	32.16	2.69
$34.40 – $34.40	137,000	3.95	34.40	137,000	34.40	4.95
$35.11 – $35.11	582,878	2.82	35.11	582,878	35.11	2.82
$37.99 – $37.99	24,000	3.64	37.99	24,000	37.99	3.64
	1,114,343			1,082,660

As of January 31, 2012, the aggregate intrinsic value was $2.2 million for both outstanding and exercisable stock options.
Verint generally did not grant stock options during the fiscal years ended January 31, 2012, 2011 and 2010. However, in connection with Verint's acquisition of Vovici on August 4, 2011, stock options to purchase Vovici common stock were converted into stock options to purchase approximately 42,000 shares of Verint Systems' common stock.
Verint Phantom Stock Units
During the fiscal year ended January 31, 2007, Verint began awarding phantom stock units to non-officer employees that settle, or are expected to settle, with cash payments upon vesting, pursuant to the terms of a form of a phantom stock award agreement approved by the Verint board of directors or under Verint's 2010 Plan. Phantom stock units provide for the payment of a cash bonus equivalent to the value of Verint common stock as of the vesting date of the award. Phantom stock units generally have a multi-year vesting and are generally subject to the same vesting conditions as other Verint equity awards granted on the same date. Verint recognizes compensation expense for phantom stock units on a straight-line basis, reduced by estimated forfeitures. The phantom stock units are being accounted for as liabilities and as such their value tracks Verint’s stock price and is subject to market volatility.
The total accrued liability for Verint phantom stock units was $1.9 million and $9.8 million as of January 31, 2012 and 2011, respectively. Total cash payments made upon vesting of Verint phantom stock units were $10.3 million, $22.9 million and $2.5 million for the fiscal years ended January 31, 2012, 2011 and 2010, respectively.
The following table summarizes Verint phantom stock unit activity for the fiscal years ended January 31, 2012, 2011 and 2010:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands)
Beginning balance, in units	403	1,106	1,239
Granted	10	196	421
Released	(298)	(865)	(482)
Forfeited	(25)	(34)	(72)
Ending balance, in units	90	403	1,106

The phantom stock units granted during the fiscal years ended January 31, 2012, 2011 and 2010 primarily vest over two-year and three-year periods, subject to applicable performance conditions.
The unrecognized compensation expense related to 90,000 unvested phantom stock units expected to vest as of January 31, 2012 was approximately $0.5 million, based on Verint’s stock price of $28.28 as of January 31, 2012 with a remaining weighted-average vesting period of approximately 0.7 years over which such expense is expected to be recognized.
Stock Bonus Program
In September 2011, Verint Systems' board of directors approved, and in December 2011 revised, a Stock Bonus Program under which eligible Verint employees may receive a portion of their bonus for the year or for the fourth quarter (depending on the employee's bonus plan) in the form of fully vested shares of Verint Systems' common stock. As of the date hereof, executive officers of Verint are not eligible to participate in this program. This program is subject to annual funding approval by Verint Systems' board of directors and an annual cap on the number of shares that can be issued. Subject to these limitations, the number of shares to be issued under the program for a given year is determined using a five-day trailing average price of Verint Systems' common stock when the awards are calculated, reduced by a discount to be determined by Verint Systems' board of directors each year. To the extent that this program is not funded in a given year or the number of shares of common stock needed to fully satisfy employee enrollment exceeds the annual cap, the applicable portion of the employee bonuses will generally revert to being paid in cash. All shares of Verint Systems' common stock awarded pursuant to this program will be issued under one of Verint's stockholder-approved equity incentive plans.
For the fiscal year ended January 31, 2012, Verint Systems' board of directors has approved up to 150,000 shares of Verint Systems' common stock for awards under this program and a discount of 20%. Shares of Verint Systems' common stock earned under this program for the fiscal year ended January 31, 2012 are expected to be issued during the first half of the fiscal year ending January 31, 2013. Verint recognized $3.2 million of compensation expense for the Stock Bonus Program for the fiscal year ended January 31, 2012.